VIRTUS NFJ Large-Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2022
($ reported in thousands)
	Shares	Value
Common Stocks—99.2%
Communication Services—9.8%
Alphabet, Inc. Class A(1)	35,780	$ 3,423
Cable One, Inc.	3,248	2,771
Comcast Corp. Class A	147,057	4,313
Meta Platforms, Inc. Class A(1)	34,220	4,643
Take-Two Interactive Software, Inc.(1)	25,011	2,726
Verizon Communications, Inc.	96,268	3,655
Walt Disney Co. (The)(1)	39,131	3,691
		25,222

Consumer Discretionary—10.1%
Best Buy Co., Inc.	45,301	2,869
Domino’s Pizza, Inc.	3,079	955
DR Horton, Inc.	18,142	1,222
Home Depot, Inc. (The)	20,230	5,582
Pool Corp.	11,338	3,608
Ross Stores, Inc.	38,909	3,279
Target Corp.	7,675	1,139
TopBuild Corp.(1)	14,354	2,365
VF Corp.	69,697	2,085
Wendy’s Co. (The)	157,779	2,949
		26,053

Consumer Staples—1.2%
Walmart, Inc.	24,665	3,199
Energy—3.5%
Hess Corp.	25,217	2,748
ONEOK, Inc.	33,583	1,721
Phillips 66	25,944	2,094
Valero Energy Corp.	23,671	2,529
		9,092

Financials—20.1%
Bank of America Corp.	102,120	3,084
BlackRock, Inc. Class A	4,614	2,539
Citigroup, Inc.	198,561	8,274
Fidelity National Financial, Inc.	34,877	1,263
First American Financial Corp.	25,578	1,179
Goldman Sachs Group, Inc. (The)	9,715	2,847
Intercontinental Exchange, Inc.	30,390	2,746
JPMorgan Chase & Co.	100,202	10,471
Morgan Stanley	45,799	3,619
PNC Financial Services Group, Inc. (The)	8,929	1,334
Primerica, Inc.	22,172	2,737
S&P Global, Inc.	7,605	2,322
T. Rowe Price Group, Inc.	24,029	2,523
Truist Financial Corp.	123,210	5,365
	Shares	Value

Financials—continued
Willis Towers Watson plc	7,466	$ 1,500
		51,803

Health Care—12.4%
Abbott Laboratories	22,718	2,198
Amgen, Inc.	7,961	1,794
Baxter International, Inc.	68,837	3,708
Bristol-Myers Squibb Co.	28,771	2,045
Chemed Corp.	3,097	1,352
Medtronic plc	32,947	2,661
Merck & Co., Inc.	32,612	2,809
STERIS plc	13,130	2,183
Teleflex, Inc.	18,353	3,697
Thermo Fisher Scientific, Inc.	7,762	3,937
Veeva Systems, Inc. Class A(1)	8,977	1,480
West Pharmaceutical Services, Inc.	5,275	1,298
Zoetis, Inc. Class A	18,470	2,739
		31,901

Industrials—13.3%
Carrier Global Corp.	35,482	1,262
Copart, Inc.(1)	12,231	1,301
Cummins, Inc.	19,853	4,040
EMCOR Group, Inc.	12,149	1,403
Expeditors International of Washington, Inc.	13,095	1,157
Fair Isaac Corp.(1)	3,114	1,283
FedEx Corp.	22,032	3,271
Honeywell International, Inc.	14,184	2,368
Leidos Holdings, Inc.	25,977	2,272
Lockheed Martin Corp.	6,086	2,351
Mercury Systems, Inc.(1)	32,412	1,316
Norfolk Southern Corp.	8,520	1,786
Stanley Black & Decker, Inc.	68,336	5,140
Toro Co. (The)	16,507	1,428
TransUnion	64,149	3,816
		34,194

Information Technology—17.5%
Adobe, Inc. (1)	7,210	1,984
Apple, Inc.	19,000	2,626
Cisco Systems, Inc.	58,654	2,346
Fiserv, Inc.(1)	9,755	913
Global Payments, Inc.	24,266	2,622
Intel Corp.	147,555	3,803
KLA Corp.	3,767	1,140
Lam Research Corp.	13,818	5,057
Microsoft Corp.	27,743	6,461
QUALCOMM, Inc.	21,509	2,430
Roper Technologies, Inc.	11,279	4,056
Salesforce, Inc.(1)	35,998	5,178
Teledyne Technologies, Inc.(1)	7,785	2,627
	Shares	Value

Information Technology—continued
Texas Instruments, Inc.	24,864	$ 3,849
		45,092

Materials—5.4%
Avery Dennison Corp.	7,880	1,282
Ball Corp.	64,755	3,129
Celanese Corp.	51,578	4,660
LyondellBasell Industries N.V. Class A	29,660	2,233
Royal Gold, Inc.	27,292	2,560
		13,864

Real Estate—4.9%
Alexandria Real Estate Equities, Inc.	52,355	7,340
Crown Castle, Inc.	19,687	2,846
Medical Properties Trust, Inc.	197,162	2,338
		12,524

Utilities—1.0%
American Water Works Co., Inc.	18,824	2,450
Total Common Stocks (Identified Cost $283,182)		255,394

Total Long-Term Investments—99.2% (Identified Cost $283,182)		255,394

Short-Term Investment—0.6%
Money Market Mutual Fund—0.6%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 2.758%)(2)	1,626,746	1,627
Total Short-Term Investment (Identified Cost $1,627)		1,627

TOTAL INVESTMENTS—99.8% (Identified Cost $284,809)		$257,021
Other assets and liabilities, net—0.2%		389
NET ASSETS—100.0%		$257,410

Abbreviation:
S&P	Standard & Poor’s

Footnote Legend:
(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
See Notes to Schedule of Investments

VIRTUS NFJ Large-Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of September 30, 2022, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at September 30, 2022	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$255,394	$255,394
Money Market Mutual Fund	1,627	1,627
Total Investments	$257,021	$257,021
There were no securities valued using  significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at September 30, 2022.
There were no transfers into or out of Level 3 related to securities held at September 30, 2022.
See Notes to Schedule of Investments

VIRTUS NFJ Large-Cap Value Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2022
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels.The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the  Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.
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